Discontined Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following represents the components of the assets and liabilities of discontinued operations:

	December 31, 2014	December 31, 2013
Cash and cash equivalents	$35,772	$25,976
Restricted cash	544,233	500,877
Land	1,836,400	1,836,400
Buildings and improvements	21,204,047	20,942,439
Real estate assets before accumulated depreciation	23,040,447	22,778,839
Accumulated depreciation	(10,583,647)	(9,741,942)
Net real estate assets	12,456,800	13,036,897
Other assets	167,210	184,677
Total assets from discontinued operations	13,204,015	13,748,427
Accounts payable and accrued expenses	503,743	487,041
Mortgage payable	—	—
Total liabilities from discontinued operations	503,743	487,041
Net assets of discontinued operations	$12,700,272	$13,261,386

The following presents the revenues, expenses and income from discontinued operations:

	2014	2013	2012
Rental Revenues	$3,180,680	$3,802,805	$8,811,289
Expenses	3,127,907	3,648,937	8,053,918
Income from continuing operations of the discontinued operations	52,773	153,868	757,371
Gain on sale of discontinued operations	—	3,177,183	1,406,608
Net income from discontinued operations	$52,773	$3,331,051	$2,163,979